Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets	12 Months Ended
	Jun. 30, 2022 USD ($)
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	$ 4,884,227
Increase/(Decrease) in right-of-use assets, at cost	2,487,188
Exchange rate translation of right-of-use assets, at cost	(273,790)
Ending balance of total right-of-use assets, at cost	7,097,625
Beginning balance of accumulated amortization	(621,491)
Increase /(Decrease) in accumulated amortization	(522,575)
Less: accumulated amortization exchange rate translation of right-of-use assets, at cost	96,906
Ending balance of accumulated amortization	(1,047,160)
Beginning balance of right-of-use assets, net	4,262,736
Increase /(Decrease) in right-of-use assets, net	1,964,613
Exchange rate translation of right-of-use assets, net	(176,884)
Ending balance of right-of-use assets, net	6,050,465
Shou Hill Valley Area [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,321,945
Exchange rate translation of right-of-use assets, at cost	(86,942)
Ending balance of total right-of-use assets, at cost	2,235,003
Villas Member
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,291,798
Exchange rate translation of right-of-use assets, at cost	(85,814)
Ending balance of total right-of-use assets, at cost	2,205,984
Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	270,484
Exchange rate translation of right-of-use assets, at cost	(10,128)
Ending balance of total right-of-use assets, at cost	260,356
Farmland [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost		[1]
Increase/(Decrease) in right-of-use assets, at cost	2,319,791	[1]
Exchange rate translation of right-of-use assets, at cost	(84,788)	[1]
Ending balance of total right-of-use assets, at cost	2,235,003	[1]
Office [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Increase/(Decrease) in right-of-use assets, at cost	167,397
Exchange rate translation of right-of-use assets, at cost	(6,118)
Ending balance of total right-of-use assets, at cost	$ 161,279

[1]	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acers for $2,319,791 (RMB 15,000,000). The Company paid the installment of $2,319,791 (RMB 15,000,000) to the individual as of June 30, 2022.